Note 7 - Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
NOTE
7
- LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2018	2017	2018	2017
Numerator
Net loss available in basic and diluted calculation	$(2,506,869)	$(992,095)	$(6,640,301)	$(4,877,542)
Comprehensive loss	(2,506,869)	(992,095)	(6,640,301)	(4,877,542)
Denominator:
Weighted average common shares outstanding-basic	13,252,605	6,232,761	12,178,285	6,283,567

Effect of diluted stock options, warrants and preferred stock (1)	-	-	-	-

Weighted average common shares outstanding-basic	13,252,605	6,262,761	12,178,285	6,283,567

Loss per common share-basic and diluted	$(0.19)	$(0.16)	$(0.55)	$(0.78)

(
1
) The number of shares underlying options and warrants outstanding as of
September 30, 2018
and
September 30, 2017
are
6,768,151
and
3,866,849,
respectively. The number of shares underlying the convertible debt as of
September 30, 2018
is
5,047,700.
The number of shares underlying the preferred stock as of
September 30, 2018
is
79,246.
The effect of the shares that would be issued upon exercise of such options, warrants, convertible debt and preferred stock has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.

NOTE
5
- LOSS PER SHARE

The following table presents the shares used in the basic and diluted loss per common share computations:

	Year Ended December 31,
	2017	2016
Numerator:
Net loss available in basic and diluted calculation	$(7,746,593)	$(6,526,014)
Other comprehensive income:
Unrealized gain (loss) from marketable securities	-	1,501
Comprehensive (loss)	(7,746,593)	(6,524,513)
Denominator:
Weighted average common shares outstanding-basic	6,362,989	2,823,345

Effect of dilutive stock options, warrants and preferred stock (1)	-	-

Weighted average common shares outstanding-basic	6,362,989	2,823,345

Loss per common share-basic and diluted	$(1.22)	$(2.31)

(
1
) The number of shares underlying options and warrants outstanding as of
December 31, 2017
and
December 31, 2016
are
4,716,240
and
1,036,744,
respectively. The number of shares underlying the preferred stock as of
December 31, 2017
is
79,246
for Series B Convertible and
647,819
for Series C Convertible. The effect of the shares that would be issued upon exercise of such options, warrants and preferred stock has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.